CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Grants and participations received by Office of Chief Scientist	$ 378